Deferred revenue and customer advances (Tables)	12 Months Ended
Mar. 31, 2019
Deferred revenue and customer advances
Schedule of deferred revenue and customer advances

	As of March 31,
	2018	2019
	(in millions of RMB)
Deferred revenue	13,350	18,448
Customer advances	9,940	13,814
	23,290	32,262
Less: current portion	(22,297)	(30,795)
Non-current portion	993	1,467